PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and mine development
Property, plant and equipment	$ 5,626,552	$ 5,106,036	$ 5,088,967
Canada
Property, plant and mine development
Property, plant and equipment	3,730,809	3,266,594
Finland
Property, plant and mine development
Property, plant and equipment	889,610	853,445
Sweden
Property, plant and mine development
Property, plant and equipment	13,812	13,812
Mexico
Property, plant and mine development
Property, plant and equipment	982,115	961,943
United States
Property, plant and mine development
Property, plant and equipment	$ 10,206	$ 10,242